Organization and nature of operations (Details Narrative) - USD ($)					6 Months Ended
	Feb. 11, 2022	Feb. 10, 2022	Dec. 28, 2021	Feb. 11, 2021	Jun. 30, 2022	Dec. 31, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued	16,000,000	16,000,000
Share issued price per share	$ 2.50	$ 2.50
Number of shares issued, value		$ 40,000,000			$ 40,000,000	$ 3,937,500
Private Placement [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued	16,000,000
Number of shares issued, value				$ 40,000,000
Payments to acquire equipment				$ 29,800,000
Shareholders [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Number of shares issued			20,000,000
Share issued price per share			$ 2.50